Condensed Statements of Changes in Stockholder's Equity (Deficit) (Unaudited) (Parentheticals) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
B Riley Principal 150 Merger Corp [Member]
Sale of private placement units	$ 520,000	$ 520,000